Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 48,001	$ 29,185	$ 83,205
Cost of revenue	(35,667)	(16,661)	(76,960)
Gross profit	12,334	12,524	6,245
Expenses
General and administrative expenses	(17,870)	(30,244)	(45,326)
Selling and marketing expenses	(4,466)	(1,819)	(3,016)
Total operating expenses	(22,336)	(32,063)	(48,342)
Net (loss) income from operations	(10,002)	(19,539)	(42,097)
Other (expense) income, net	10,346	63,680	(7,963)
Interest income	132	49	85
(Loss) income before income tax	476	44,190	(49,975)
Income tax benefit (expense)	(366)	(15,044)	(473)
Consolidated net (loss) income	110	29,146	(50,448)
Foreign currency translation adjustment	4,906	13,549	(3,048)
Other comprehensive (loss) income	4,906	13,549	(3,048)
Consolidated comprehensive (loss) income	$ 5,016	$ 42,695	$ (53,496)
Basic (loss) earnings per share	$ 0.0018	$ 0.4952	$ (0.968)
Diluted (loss) earnings per share	$ 0.0018	$ 0.4886	$ (0.968)